Reportable Segments (Tables)	12 Months Ended
Feb. 24, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

Operating Segment Data	Americas	International	Consolidated
2023
Revenue	$2,436.2	$796.4	$3,232.6
Gross profit	711.6	207.8	919.4
Operating income (loss)	77.4	(11.9)	65.5
Total assets	1,631.2	571.6	2,202.8
Capital expenditures	41.9	17.2	59.1
Depreciation and amortization	64.6	25.4	90.0
2022
Revenue	$1,995.1	$777.6	$2,772.7
Gross profit	546.4	215.1	761.5
Operating income (loss)	21.2	(1.1)	20.1
Total assets	1,607.1	653.9	2,261.0
Capital expenditures	44.4	16.1	60.5
Depreciation and amortization	55.6	27.6	83.2
2021
Revenue	$1,927.9	$668.3	$2,596.2
Gross profit	583.9	178.9	762.8
Operating income (loss)	75.2	(32.2)	43.0
Total assets	1,777.7	576.3	2,354.0
Capital expenditures	22.6	18.7	41.3
Depreciation and amortization	57.7	27.5	85.2

Long-lived Assets by Geographic Areas [Table Text Block]
Reportable geographic information is as follows:

Reportable Geographic Data	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Long-lived assets (1):
United States	$358.3	$364.2	$390.3
Foreign locations	216.5	238.4	245.9
	$574.8	$602.6	$636.2
_______________________________________
(1)Long-lived assets include property, plant and equipment and right-of-use operating lease assets.